Financial risk management (Details 6) $ in Millions	Jun. 30, 2025 USD ($)
IfrsStatementLineItems [Line Items]
Present value of notional value	$ 70,052
Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Present value of notional value	$ 382,279